Employee benefit plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Surplus/deficit, beginning	$ 6,880	$ 4,465
Opening balance sheet asset/provision (funded status), beginning	6,880	4,465	$ 4,585
Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	17,566	12,740
Net service cost	436	412	372
Interest expense	50	107	86
Plan participant contributions	141	216
Net benefits paid to participants	(8)	1,377
Prior service cost	(698)	0
Actuarial losses/(gains)	(74)	2,487
Reclassifications	(2)	0	0
Currency translation adjustment	1,689	227
Projected benefit obligation at end of year	19,100	17,566	12,740
Reconciliation of plan assets during year
Fair value of plan assets at start of year	(10,686)	(8,275)
Employer contributions paid over the year	(244)	(347)
Plan participant contributions	(141)	(216)
Net benefits paid to participants	(22)	(1,401)
Interest income	(167)	(123)	(116)
Return in plan assets, excl. amounts included in net interest	(28)	(136)	(56)
Currency translation adjustment	(1,044)	(188)
Fair value of plan assets at end of year	(12,332)	(10,686)	(8,275)
Surplus/deficit, ending	6,880	6,880	4,465
Closing balance sheet asset/provision (funded status), ending	$ 6,880	$ 6,880	$ 4,465